Income Taxes - Maturities of income tax payable (Details) - 2014 Tax Reform $ in Thousands	Dec. 31, 2020 MXN ($)
Income Taxes
Income tax payable	$ 1,759,301
2021
Income Taxes
Income tax payable	992,186
2022
Income Taxes
Income tax payable	643,171
2023
Income Taxes
Income tax payable	$ 123,944